Income Taxes - Summary of Changes in Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	¥ (332,091)	¥ 74,864	¥ 276,113
Defined benefit plan liabilities [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	802	4,203	12,473
Accrued expenses and liabilities for quality assurance [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	26,942	(40,761)	(18,256)
Other accrued employees' compensation [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	(2,745)	(968)	3,125
Operating loss carryforwards for tax purposes [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	116,344	38,119	1,265
Allowance for doubtful accounts and credit losses [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	4,474	(4,902)	6,042
Property, plant and equipment and other assets [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	24,850	(9,795)	4,468
Undistributed earnings of foreign subsidiaries [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	12,391	(33,349)	6,144
Undistributed earnings of associates and joint ventures [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	(63,520)	(71,405)	47,840
Basis difference of acquired assets [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	(12,075)	(11,270)	(18,302)
Capitalized development costs [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	4,003	(9,708)	(1,762)
Lease transactions [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	(487,702)	103,098	209,972
Other [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	¥ 44,144	¥ 111,603	¥ 23,104